2. Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (10,614,118)	$ (4,996,835)	$ (6,108,117)	$ (13,384,634)
Net Cash Used In Operating Activities	(1,086,784)	$ (1,460,693)	(2,057,879)	(1,672,688)
Accumulated deficit	(63,725,661)		(53,111,543)	(47,003,426)
Working capital (deficit)	(11,417,236)		(7,865,177)
Total Stockholders' Deficiency	$ (10,784,910)		$ (8,664,237)	$ (8,198,768)	$ 892,166